Related Party Transactions - Additional Information (Detail) - USD ($)		Jan. 22, 2021	Jan. 22, 2021	Jan. 19, 2021	Jan. 14, 2021
Related Party Transaction [Line Items]
Stock shares issued during the period value for services rendered	[1]	$ 25,000
Number of trading days for determining the share price		30 days
Minimum [Member]
Related Party Transaction [Line Items]
Share Price		$ 10.00	$ 10.00
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Working capital loan convertible into warrants		$ 1,500,000	$ 1,500,000
Debt instrument conversion price		$ 1.50	$ 1.50
Working capital loans outstanding		$ 0	$ 0
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction expenses		$ 10,000
Sponsor [Member] | Related Party Loan [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory Note face amount					$ 300,000
Debt instrument maturity date		Dec. 31, 2021
Promissory note outstanding		$ 0	$ 0
Founder Shares [Member] | Lock In Period One [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares		1 year
Founder Shares [Member] | Lock In Period Two [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares		150 days
Class A [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding		0	0
Class A [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Percentage of common stock shares outstanding		20.00%	20.00%
Number of consecutive trading days for determining the share price		20 days
Number of trading days for determining the share price		30 days
Class A [Member] | Founder Shares [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Share Price		$ 12.00	$ 12.00
Class B [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding		6,468,750	6,468,750
Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period shares for services rendered				6,468,750
Stock shares issued during the period value for services rendered				$ 25,000
Common Stock, Shares, Outstanding		6,408,750	6,408,750
Common stock share subject to forfeiture		843,750	843,750
Percentage of common stock shares outstanding		20.00%	20.00%
Class B [Member] | Founder Shares [Member] | Board Of Directors [Member]
Related Party Transaction [Line Items]
Shares transferred to related party		60,000	60,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Exercise price of warrants		$ 11.50	$ 11.50
Private Placement Warrants [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of warrants issued		7,075,000
Private Placement Warrants [Member] | Private Placement Includes Over Allotment Option [Member]
Related Party Transaction [Line Items]
Number of warrants issued		7,750,000
Private Placement Warrants [Member] | Sponsor [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of warrants issued		4,716,667
Number of warrants issued, price per share		$ 1.50	$ 1.50
Private Placement Warrants [Member] | Sponsor [Member] | Private Placement Includes Over Allotment Option [Member]
Related Party Transaction [Line Items]
Number of warrants issued		5,166,667

[1]	Includes up to 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).